Fresh Start Reporting - Team loan facility agreement (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		5 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2021
Total Debt - Exit facility					$ 520,000
Less: Current portion of Long-term debt					(2,600)
Long-term debt, net of current portion					$ 517,400
Quarterly principal repayments			$ 2,600	$ 1,300
LIBOR
Basis spread on variable rate (as a percent)				7.50%	7.50%
Exit Credit Facility
Quarterly principal repayments	$ 2,600	$ 1,300
Exit Credit Facility | LIBOR
Basis spread on variable rate (as a percent)					7.50%
Floor rate					1.00%
First out term loan facility
Total Debt - Exit facility					$ 110,000
Second-out term loan facility
Total Debt - Exit facility					$ 410,000